ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Account payable, accrued expenses, and other liabilities consists of the following:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Accounts payable	1,396	1,046
Payroll payable	507	532
Payable to other services	29	5
Deposits	6	6
Others	147	100
	2,085	1,689

Account payable, accrued expenses and other liabilities consists of the following:

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Accounts payable	1,781	1,396	1,058
Payroll payable	600	507	384
Payable to other services	228	29	22
Deposits	-	6	5
Others	55	147	111
Total	2,664	2,085	1,580